SDIP STAT SUP-1 031416

Statutory Prospectus Supplement dated March 14, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, A2, Y, R5 and R6 shares of the Fund listed below:

Invesco Short Duration Inflation Protected Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Brian Schneider	Portfolio Manager	2016
Robert Young	Portfolio Manager	2015”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Brian Schneider, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 1987.

•	Robert Young, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2001.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

SDIP STAT SUP-1 031416

AIS SUP-2 031416

Statement of Additional Information Supplement dated March 14, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, Y, R5 and R6 shares of the Fund listed below:

Invesco Short Duration Inflation Protected Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of October 31, 2015 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco Short Duration Inflation Protected Fund
Brian Schneider[1]	None	N/A	Over $1,000,000
Robert Young	None	N/A	$100,001 - $500,000”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of October 31, 2015 (unless otherwise noted):

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Short Duration Inflation Protected Fund
Brian Schneider[1]	2	$1,349.6	1	$220.4	None	None
Robert Young	1	$16.6	2	$1,579.9	None	None”

[1]	Brian Schneider began serving on the Fund effective March 14, 2016. Information for the portfolio manager has been provided as of January 31, 2016.

AIS SUP-2 031416	1